Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 24, 2015 TO THE

PROSPECTUS DATED FEBRUARY 27, 2015, AS SUPPLEMENTED

AUGUST 3, 2015, OF:

PowerShares Senior Loan Portfolio

Effective immediately, the third paragraph of the section titled "PowerShares Senior Loan Portfolio —Summary Information—Principal Investment Strategies" on page 63 is deleted and replaced with the following:

Standard & Poor's (the "Index Provider") compiles, maintains and calculates the Underlying Index, which tracks the market-weighted performance of the largest institutional leveraged loans based on market weightings, spreads and interest payments. A leveraged loan is rated below investment grade quality or is unrated but deemed to be of comparable quality. The Fund will invest in loans that are expected to be below investment grade quality and to bear interest at a floating rate that periodically resets. The Underlying Index may include, and the Fund may acquire and retain, loans of borrowers that have filed for bankruptcy protection. The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a "sampling" methodology to seek to achieve its investment objective.

Effective immediately, on page 65, under the section titled "PowerShares Senior Loan Portfolio —Summary Information—Principal Risks of Investing in the Fund," the subsection titled "Risks of Investing in Closed-End Funds" is deleted.

Effective immediately, on page 65, under the section titled "PowerShares Senior Loan Portfolio —Summary Information—Principal Risks of Investing in the Fund," the last sentence in the subsection titled "Non-Correlation Risk" is deleted.

PowerShares Senior Loan Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 24, 2015 TO THE

PROSPECTUS DATED FEBRUARY 27, 2015, AS SUPPLEMENTED

AUGUST 3, 2015, OF:

PowerShares Senior Loan Portfolio

Effective immediately, the third paragraph of the section titled "PowerShares Senior Loan Portfolio —Summary Information—Principal Investment Strategies" on page 63 is deleted and replaced with the following:

Standard & Poor's (the "Index Provider") compiles, maintains and calculates the Underlying Index, which tracks the market-weighted performance of the largest institutional leveraged loans based on market weightings, spreads and interest payments. A leveraged loan is rated below investment grade quality or is unrated but deemed to be of comparable quality. The Fund will invest in loans that are expected to be below investment grade quality and to bear interest at a floating rate that periodically resets. The Underlying Index may include, and the Fund may acquire and retain, loans of borrowers that have filed for bankruptcy protection. The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a "sampling" methodology to seek to achieve its investment objective.

Effective immediately, on page 65, under the section titled "PowerShares Senior Loan Portfolio —Summary Information—Principal Risks of Investing in the Fund," the subsection titled "Risks of Investing in Closed-End Funds" is deleted.

Effective immediately, on page 65, under the section titled "PowerShares Senior Loan Portfolio —Summary Information—Principal Risks of Investing in the Fund," the last sentence in the subsection titled "Non-Correlation Risk" is deleted.